LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
LOSS PER SHARE
Schedule of basic and diluted loss per share

Basic and diluted loss per share for each of the years presented are calculated as follows:

	Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Numerator
Net loss attributable to Class A and Class B ordinary shares	(19,584)	(75,562)	(179,721)

Denominator
Weighted average number of Class A and Class B ordinary shares outstanding-basic and diluted	90,162,557	90,357,275	90,357,329

Net loss per share
Basic and diluted	(0.22)	(0.84)	(1.99)